SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2025
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 13:	SHAREHOLDERS' EQUITY

a.	Share repurchase program

In 2024, the Company’s board of directors authorized our repurchase program under which an amount of $75,000 was made available to purchase our ordinary shares. In March 2025, the Company’s board of directors authorized a $50,000 expansion of the previously authorized share repurchase program to a total of $125,000. In December 2025, the Company’s board of directors authorized an additional $75,000 expansion of the previously authorized share repurchase program bringing the total to $200,000. As of December 31, 2025, the Company had repurchased a total of 12,868,472 ordinary shares at a total cost of $118,133 million under our share repurchase program. All shares repurchased will be retired.

b.	Ordinary shares

The ordinary shares of the Company entitle their holders to voting rights, the right to receive cash dividend and the right to a share in excess assets upon liquidation of the Company.

c.	Share Options, Restricted Share Units and Warrants

In 2003, the Company's Board of Directors approved the 2003 Equity Incentive Plan for an initial term of ten years from adoption and on December 9, 2012, extended the term of the Plan for an additional ten years (the "2013 Plan"). On August 7, 2013, the Company’s Board of Directors approved amendments to the 2013 Plan which include the ability to grant RSUs and restricted shares. On November 8, 2022 the Board extended the term of the 2013 Plan for an additional period of two years which has expired on December 9, 2024. On November 19, 2024, the Board approved the adoption of a new equity incentive plan, the Perion Network Ltd. 2024 Share Incentive Plan, which became effective on the same date (the “2024 Incentive Plan” and together with the Plan, the “Equity Plans”). Following the adoption of the 2024 Incentive Plan, no awards were granted under the 2013 Incentive Plan.

The contractual term of the share options is generally no more than seven years and the vesting period of the options and the standard RSUs granted under the Plan is generally between one and three years from the date of grant. The rights of the ordinary shares issued upon the exercise of share options or RSUs are identical to those of the other ordinary shares of the Company.

On May 15, 2025, our board of directors approved the adoption of the French Sub-Plan to the 2024 Share Incentive Plan, or collectively, the “2024 Plan”.

As of December 31, 2025, there were 129,545 ordinary shares reserved for future share-based awards under the Plan.

The following table summarizes the activities for the Company’s service-based share options and RSUs for the year ended December 31, 2025:

		Weighted average
	Number of options and RSUs	Exercise price	Remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2025	3,217,921	$0.47	86.65	$25,849
Granted	1,532,183	-	-	-
Exercised	(1,577,895)	0.38	-	15,195
Cancelled	(513,043)	-	-	-
Outstanding at December 31, 2025	2,659,166	$0.35	92.79	$24,649

Exercisable at December 31, 2025	136,429	$6.78	1.54	$481

Vested and expected to vest at December 31, 2025	2,650,878	$0.36	92.73	$48,734

The weighted-average grant-date fair value of options and RSUs granted during the years ended December 31, 2025, 2024 and 2023 was $9.64, $10.83, and $35.65, respectively. Total fair value of options and RSUs, as their respective vesting dates, during the years ended December 31, 2025, 2024 and 2023 was $14,838, $19,798, and $11,531, respectively.

The aggregate intrinsic value of the outstanding service-based equity grants at December 31, 2025, represents the intrinsic value of all outstanding options and RSUs since they were all in-the-money as of such date.

Out of the total number of options and RSUs outstanding as of December 31, 2025 and 2024, an amount of 136,429 and 250,710, relates to share options for which the weighted average exercise price is $6.78 and $6.07, respectively. During 2025 an amount of 114,281 share options was exercised for which the weighted average exercise price was $5.21.

The following table summarizes the activities for the Company’s performance-based RSUs for the year ended December 31, 2025:

		Weighted average
	Number of Performance based options and RSUs	Exercise price	Remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2025	1,023,202	$-	99.22	$8,667
Granted	1,014,383	-	-	-
Exercised	(290,488)	-	-	2,767
Cancelled	(262,147)	-	-	-

Outstanding at December 31, 2025	1,484,950	$-	99.05	$14,226

Exercisable at December 31, 2025	-	-	-	-

Vested and expected to vest at December 31, 2025	943,165	$0.01	98.23	$23,261

The weighted-average grant-date fair value of options and RSUs granted during the year ended December 31, 2025, 2024 and 2023 was $9.56, $8.60 and $34.18, respectively. The total fair value of options and RSUs, as their respective vesting dates, during the years ended December 31, 2025, 2024 and 2023 was $7,782, $3,032, and $2,506, respectively.

The aggregate intrinsic value of the outstanding performance-based equity grants at December 31, 2025, represents the intrinsic value of all outstanding options and RSUs since they were all in-the-money as of such date.

The number of service-based and performance-based options and RSUs expected to vest reflects an estimated forfeiture rate.

The following table summarizes additional information regarding outstanding and exercisable service-based options and RSUs under the Company's Equity Incentive Plan as of December 31, 2025:

	Outstanding			Exercisable
Range of exercise price	Number of options and RSUs	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options and RSUs	Weighted average remaining contractual life (years)	Weighted average exercise price

$-	2,522,737	97.73	$-	-	-	$-
2.87 –– 3.38	11,360	0.55	3.34	11,360	0.55	3.34
4.25 – 5.90	45,226	0.90	5.08	45,226	0.90	5.08
6.23 – 6.56	67,001	1.99	6.50	67,001	1.99	6.50
$12.02 – 21.35	12,842	2.27	17.34	12,842	2.27	17.34

	2,659,166	92.79	$0.35	136,429	1.54	$6.78

The following table summarizes additional information regarding outstanding and exercisable performance-based RSUs under the Company's share Option Plan as of December 31, 2025:

	Outstanding			Exercisable
Range of exercise price	Number of RSUs	Weighted average remaining contractual life (years)	Weighted average exercise price	Number RSUs	Weighted average remaining contractual life (years)	Weighted average exercise price

$-	1,484,950	99.05	$-	-	-	$-

The Company recognized share-based compensation expenses related to its share-based awards in the consolidated statements of income (loss) as follows:

	Year ended December 31,
	2025	2024	2023

Cost of revenue	$3,278	$2,424	$942
Research and development	5,427	5,797	3,559
Selling and marketing	12,570	9,592	8,345
General and administrative	9,842	9,398	5,194

Total	$31,117	$27,211	$18,040

As of December 31, 2025, there was $17,847 of unrecognized compensation cost related to RSUs. These amounts are expected to be recognized over a weighted-average period of 1.46 years related to RSUs. To the extent the actual forfeiture rate is different from what has been estimated, share-based compensation related to these awards will differ from the initial expectations.